Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($) Bonds	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount	$ 6,162,467	$ 201,256	$ 5,178,524
Unsecured subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Unsecured subordinate corporate bonds amount | $	$ 1,000
Number of bonds acquired | Bonds	1,000
Corporate bonds annual interest rate	3.50%	3.50%
Effective interest rate	3.20%	3.20%